Statements of Operations (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Fee revenue, net	$ 187,231	$ 9,108	$ 121,904	$ 13,494
Cost of revenue	231,467		153,663
Gross profit (loss)	(44,236)	9,108	(31,759)	13,494
Operating expenses:
Salaries and management fees	211,716	86,440	385,226	126,227
Commissions and marketing			6,427	9,651
Rent	10,666	2,694	16,694	21,174
Travel and entertainment	7,771	5,380	22,830	11,124
Transfer agent and filing fees	4,889	2,020	11,148
Professional and consulting fees	18,862	39,750	74,911	11,400
Software development and internet expenses	4,633	10,547	28,873	4,000
Other general and administrative	20,489	11,044	24,262	9,776
Total operating expenses	279,026	157,875	570,371	193,352
Operating loss	(323,262)	(148,767)	(602,130)	(179,858)
Other income (expense):
Interest expense	(24,465)	(3,107)	(29,737)
Change in fair market value of derivative liabilities	10,529	7,265	10,000
Gain on sale of marketable securities	38,117
Total other income, net	24,181	4,158	(19,737)
Net loss	(299,081)	(144,609)	(621,867)	(179,858)
Other Comprehensive gain (loss), net of tax:
Unrealized gain (loss) on marketable securities	325,662	(19,000)	114,000	(98,000)
Other comprehensive gain (loss)	325,662	(19,000)	114,000	(98,000)
Comprehensive income	$ 26,581	$ (163,609)	$ (507,867)	$ (277,858)
Net loss per share	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.06)
Weighted average number of common shares outstanding Basic and diluted	19,100,000	11,613,199	15,195,723	3,179,638